Other Assets, Net - Fixed assets consist of the Following (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Accumulated depreciation and amortization	$ (1,940)	$ (1,675)
Fixed assets, net	3,623	3,356
Prepaid assets	7,072	874
Investments (includes $2,617 and $5 of investments in the Company's products)	7,994	2,678
Deferred Business Combination-related expenses	0	8,255
Other	10,231	1,306
Total	28,920	16,469
Investments in the Company's products	2,617	5
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets	2,133	2,133
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Fixed assets	1,872	1,612
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets	783	730
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Fixed assets	$ 775	556
Owl Rock Capital And Subsidiaries And Owl Rock Capital Securities LLC [Member]
Property, Plant and Equipment [Line Items]
Fixed assets		5,031	$ 4,436
Accumulated depreciation and amortization		(1,675)	(1,059)
Fixed assets, net		3,356	3,377
Total		17,269	6,501
Owl Rock Capital And Subsidiaries And Owl Rock Capital Securities LLC [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets		2,133	2,128
Owl Rock Capital And Subsidiaries And Owl Rock Capital Securities LLC [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Fixed assets		1,612	1,550
Owl Rock Capital And Subsidiaries And Owl Rock Capital Securities LLC [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets		730	702
Owl Rock Capital And Subsidiaries And Owl Rock Capital Securities LLC [Member] | Computer Software [Member]
Property, Plant and Equipment [Line Items]
Fixed assets		$ 556	$ 56